Intangible Assets (Details) - Schedule of intangible assets - Software [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
Balance at Beginning	$ 11,737,067	$ 9,797,209	$ 7,993,002
Balance at Ending	12,920,595	11,737,067	9,797,209
Additions	1,183,528	1,939,858	1,804,207
Accumulated amortization
Balance at Beginning	8,956,720	6,426,130	3,461,095
Balance at Ending	10,663,692	8,956,720	6,426,130
Amortization	1,706,972	2,530,590	2,965,035
Carrying amounts
Carrying amounts	$ 2,256,903	$ 2,780,347	$ 3,371,079